Leases (Details) - Schedule of weighted-average operating leases	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Weighted Average Operating Leases [Abstract]
Weighted-average remaining lease term — operating leases	4 years 1 month 9 days	2 years 7 months 2 days	3 years
Weighted-average discount rate — operating leases	4.17%	4.58%	4.78%